Trade and other current receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other current receivables [abstract]
Summary of Trade and Other Current Receivables

Trade and other current receivables	€ million 2025	€ million 2024
Due within one year
Trade receivables	4,852	4,227
Prepayments and accrued income	1,369	506
Other receivables	1,125	1,278
	7,346	6,011

Summary of Ageing of Trade Receivables

Ageing of trade receivables	€ million 2025	€ million 2024
Not overdue	4,440	3,807
Past due less than three months	340	382
Past due more than three months but less than six months	63	47
Past due more than six months but less than one year	43	28
Past due more than one year	131	142
Total trade receivables	5,017	4,406
Impairment provision for trade receivables	(165)	(179)
	4,852	4,227

Summary of Impairment Provision for Trade and Other Receivables

Impairment provision for total trade and other receivables	€ million 2025	€ million 2024
1 January	206	222
Charge to income statement	27	37
Reduction/releases	(24)	(46)
Distributed through demerger	(5)	(7)
Currency translations	(14)	—
31 December	190	206